Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for Income Taxes
	2016	2015

Tax based on statutory rates	$(114,650)	$(13,000)
Tax effect on realized losses on properties	(361,276)	—
Benefit of REIT distributions	475,926	13,000

Total tax provision	$—	$—

Deferred Income Tax Assets
	2016	2015

Loan origination fees	$101,490	$114,017
Loan and bond loss provisions	446,074	477,643
Real-estate impairment	94,254	271,984
Valuation allowance	(641,818)	(863,644)

Deferred income tax asset, net	$—	$—